13. Segment Financial Information	12 Months Ended
Dec. 31, 2017
Notes
13. Segment Financial Information:

13.     SEGMENT FINANCIAL INFORMATION:

            The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance. The Company operates in one reportable business segment.

            Prior to 2017, the Company had five operating divisions which comprised its operations: Division I through Division V. Each division consisted of a number of branch offices that were aggregated based on vice president responsibility and geographical location. Division I consisted of offices located in South Carolina. Offices in North Georgia comprised Division II. Division III consisted of offices in South Georgia. Division IV represented our Alabama and Tennessee offices, and our offices in Louisiana and Mississippi encompassed Division V. Beginning in 2017, the Company separated Division IV into two separate Divisions, creating Division VII under a newly appointed vice president. Alabama now comprises Division IV and Tennessee comprises Division VII. Effective July 1, 2017, the Company separated Division V into two Divisions, creating Division VIII under a newly appointed vice president. Division V now comprises Mississippi and Louisiana comprises Division VIII. The following division financial data has been retrospectively presented to give effect to the current structure. The change in reporting structure had no impact on the previously reported consolidated results.

            Accounting policies of the divisions are the same as those of the Company described in the summary of significant accounting policies. Performance of each division is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the any division.

            Below is a performance recap of each of the Company's divisions for the year ended December 31, 2017 followed by a reconciliation to consolidated Company data.

Year 2017	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	Total
Revenues:		( In Millions)
Finance Charges Earned	$ 21.3	$ 34.6	$ 33.1	$ 27.3	$ 14.7	$ 9.5	$ 10.8	$ 151.3
Insurance Income	3.5	10.4	11.1	4.0	2.9	2.0	2.6	36.5
Other	.1	1.1	1.1	.8	.5	.3	.5	4.4
	24.9	46.1	45.3	32.1	18.1	11.8	13.9	192.2
Expenses:
Interest Cost	1.6	3.0	3.0	2.3	1.2	.8	.9	12.8
Provision for Loan Losse	4.9	9.3	7.8	7.0	3.2	3.3	2.9	38.4
Depreciation	.4	.8	.5	.4	.3	.3	.3	3.0
Other	11.8	18.2	17.1	12.7	8.9	6.9	8.1	83.7
	18.7	31.3	28.4	22.4	13.6	11.3	12.2	137.9

Division Profit	$ 6.2	$ 14.8	$ 16.9	$ 9.7	$ 4.5	$ .5	$ 1.7	$ 54.3

Division Assets:
Net Receivables	$ 64.9	$118.3	$110.3	$ 92.8	$ 47.7	$ 36.8	$ 35.9	$506.7
Cash	.4	.7	.8	.5	.4	.2	.3	3.3
Net Fixed Assets	1.1	2.4	1.4	1.3	.8	1.0	.8	8.8
Other Assets	-	-	-	.4	.2	-	-	.6
Total Division Assets	$ 66.4	$121.4	$112.5	$ 95.0	$ 49.1	$ 38.0	$ 37.0	$519.4

RECONCILIATION:	2017
Revenues:	(In Millions)
Total revenues from reportable divisions	$ 192.2
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	6.6
Timing difference of insurance income allocation to divisions	5.8
Other revenues not allocated to divisions	1.0
Consolidated Revenues	$ 205.7

Net Income:
Total profit or loss for reportable divisions	$ 54.3
Corporate earnings not allocated	13.5
Corporate expenses not allocated	(50.3)
Income taxes not allocated	(2.6)
Consolidated Net Income	$ 14.9

Assets:
Total assets for reportable divisions	$ 519.4
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(42.5)
Cash and cash equivalents held at corporate level	31.9
Investment securities at corporate level	209.6
Equity method investment at corporate level	-
Fixed assets at corporate level	6.7
Other assets at corporate level	11.6
Consolidated Assets	$ 718.2

            Below is a performance recap of each of the Company's divisions for the year ended December 31, 2016 followed by a reconciliation to consolidated Company data.

Year 2016	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	Total
Revenues:	( In Millions)
Finance Charges Earned	$ 22.8	$ 35.8	$ 32.8	$ 27.1	$ 15.3	$ 7.1	$ 11.7	$ 152.6
Insurance Income	3.9	12.0	12.0	4.6	3.1	1.6	3.0	40.2
Other	.1	1.1	.9	.7	.4	.2	.5	3.9
	26.8	48.9	45.7	32.4	18.8	8.9	15.2	196.7
Expenses:
Interest Cost	1.7	3.2	3.0	2.4	1.2	.7	1.0	13.2
Provision for Loan Losse	7.8	13.5	12.5	7.5	4.3	2.4	4.6	52.6
Depreciation	.5	.6	.4	.4	.3	.2	.3	2.7
Other	11.6	16.6	15.5	11.0	8.1	4.9	7.8	75.5
	21.6	33.9	31.4	21.3	13.9	8.2	13.7	144.0

Division Profit	$ 5.2	$ 15.0	$ 14.3	$ 11.1	$ 4.9	$ .7	$ 1.5	$ 52.7

Division Assets:
Net Receivables	$ 55.0	$107.9	$105.0	$ 83.2	$ 41.0	$ 25.1	$ 31.3	$448.5
Cash	.4	.8	1.0	.5	.4	.2	.3	3.6
Net Fixed Assets	.8	1.9	1.0	1.0	.7	.5	.7	6.6
Other Assets	-	-	-	.5	.1	-	-	.6
Total Division Assets	$ 56.2	$110.6	$107.0	$ 85.2	$ 42.2	$ 25.8	$ 32.3	$459.3

RECONCILIATION:	2016
Revenues:	(In Millions)
Total revenues from reportable divisions	$ 196.7
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	5.5
Timing difference of insurance income allocation to divisions	7.4
Other revenues not allocated to divisions	1.4
Consolidated Revenues	$ 211.1

Net Income:
Total profit or loss for reportable divisions	$ 52.7
Corporate earnings not allocated	14.4
Corporate expenses not allocated	(60.8)
Income taxes not allocated	(5.3)
Consolidated Net Income	$ 1.0

Assets:
Total assets for reportable divisions	$ 459.3
Loans held at corporate level	2.3
Unearned insurance at corporate level	(19.2)
Allowance for loan losses at corporate level	(48.5)
Cash and cash equivalents held at corporate level	57.5
Investment securities at corporate level	179.2
Equity method investment at corporate level	26.2
Fixed assets at corporate level	7.4
Other assets at corporate level	9.7
Consolidated Assets	$ 673.9

            Below is a performance recap of each of the Company's divisions for the year ended December 31, 2015 followed by a reconciliation to consolidated Company data.

Year 2015	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	Total
Revenues:	( In Millions)
Finance Charges Earned	$ 23.0	$ 33.4	$ 30.6	$ 27.1	$ 15.2	$ 5.9	$ 12.5	$ 147.7
Insurance Income	4.1	13.0	11.7	3.7	3.0	1.4	3.5	40.4
Other	.1	1.0	.9	2.1	.6	.2	.6	5.5
	27.2	47.4	43.2	32.9	18.8	7.5	16.6	193.6
Expenses:
Interest Cost	1.7	3.1	2.9	2.4	1.2	.6	1.0	12.9
Provision for Loan Losse	4.6	7.2	6.6	5.7	3.2	1.6	3.1	32.0
Depreciation	.5	.6	.5	.3	.3	.2	.3	2.7
Other	11.6	15.4	15.1	10.4	7.8	4.4	7.3	72.0
	18.4	26.3	25.1	18.8	12.5	6.8	11.7	119.6

Division Profit	$ 8.8	$ 21.1	$ 18.1	$ 14.1	$ 6.3	$ .7	$ 4.9	$ 74.0

Division Assets:
Net Receivables	$ 63.3	$107.9	$101.0	$ 85.5	$ 43.0	$ 21.5	$ 36.3	$ 458.5
Cash	.5	1.1	1.2	.8	.6	.2	.4	4.8
Net Fixed Assets	1.2	1.5	.8	.8	.8	.5	.7	6.3
Other Assets	-	-	-	.2	.2	-	-	.4
Total Division Assets	$ 65.0	$110.5	$103.0	$ 87.3	$ 44.6	$ 22.2	$ 37.4	$ 470.0

RECONCILIATION:	2015
Revenues:	(In Millions)
Total revenues from reportable divisions	$ 193.6
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	4.8
Timing difference of insurance income allocation to divisions	12.0
Other revenues not allocated to divisions	(2.2)
Consolidated Revenues	$ 208.3

Net Income:
Total profit or loss for reportable divisions	$ 74.0
Corporate earnings not allocated	14.7
Corporate expenses not allocated	(57.5)
Income taxes not allocated	(5.3)
Consolidated Net Income	$ 25.9

Assets:
Total assets for reportable divisions	$ 470.0
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(33.5)
Cash and cash equivalents held at corporate level	55.9
Investment securities at corporate level	160.9
Equity method investment at corporate level	25.0
Fixed assets at corporate level	3.6
Other assets at corporate level	11.0
Consolidated Assets	$ 674.4